MANAGEMENT ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2025
Management Estimates And Judgements
MANAGEMENT ESTIMATES AND JUDGEMENTS

3.	MANAGEMENT ESTIMATES AND JUDGEMENTS

The preparation of financial statements requires management to make estimates and use judgment regarding the reported amounts of assets and liabilities, the disclosures of contingencies at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. By their nature, estimates are subject to measurement uncertainty and changes in such estimates in future years could require a material change in the financial statements. Accordingly, actual results may differ from the estimated amounts.

Significant estimates and judgments made by management in the preparation of these consolidated financial statements are as follows:

Judgments

Cash generating units

Development and production assets are assessed for recoverability at a cash generating unit (“CGU”) level. The determination of CGUs is subject to management judgments relating to geographical proximity.

Kolibri Global Energy Inc. Notes to Consolidated Financial Statements For the Years Ended December 31, 2025 and 2024 (Audited, expressed in thousands of United States dollars)

Impairment indicators

Significant judgment is required to assess indicators of impairment or impairment reversal which would require an impairment test. Management considers internal and external sources of information including forecasted oil and gas commodity prices, forecasted production volumes and estimates of recoverable proved and probable oil and gas reserves to estimate future cash flows. Judgment is required to assess these factors when determining whether an asset has been impaired or needs to be reversed.

Income taxes

Tax interpretations, regulations and legislation in the various jurisdictions in which the Company operates are subject to change. As such income taxes are subject to measurement uncertainty. Deferred income tax assets are assessed by management at the end of the reporting period to determine the likelihood that they will be recovered from future taxable earnings. This requires making assumptions regarding future profitability which impacts the amounts recognized for deferred tax assets.

Significant Estimates

Reserves

The Company uses estimated proved and probable oil and gas reserves to deplete development and production assets included in property, plant and equipment (“PP&E”), to assess for indicators of impairment or impairment reversal on the Company’s cash generating unit (“CGU”) and if any such indicators exist, to perform an impairment test to estimate the recoverable amount of the CGU. Estimates of economically recoverable proved and probable oil and gas reserves are based upon a number of significant assumptions, such as forecasted production, oil and gas commodity prices, operating costs, royalty costs, and future development costs. Changes in forecasted oil and gas commodity price assumptions, production costs or recovery rates may change the economic status of reserves and may ultimately result in a revision of oil and gas reserves. The discount rate used to calculate the net present value of cash flows may be influenced by changes in the general economic environment which could result in significant changes to the estimated recoverable value.

Independent third-party reserve evaluators are engaged at least annually to estimate proved and probable oil and gas reserves and the related cash flows from the Company’s interest in oil and gas properties.

Assumptions that are valid at the time of reserve estimation may change significantly when additional information becomes available.

Units of production depletion

The Company applies the Units of Production method to record depletion expense for its oil and gas production assets. Under this method, depreciation expense is calculated based on the ratio of actual production during the period to the estimated total proved and probable reserves for the field. The calculation of depletion relies on estimates of proved and probable reserves, which are subject to geological, engineering, and economic assessments. These estimates may change due to technical studies, changes in oil prices, or regulatory factors. Changes in reserve estimates also impacts the depletion expense per unit, which could impact the carrying value of the Company’s oil and gas properties.

Kolibri Global Energy Inc. Notes to Consolidated Financial Statements For the Years Ended December 31, 2025 and 2024 (Audited, expressed in thousands of United States dollars)

Asset retirement obligations

The provision for site restoration and abandonment is based on current legal requirements, technology, price levels and expected plans and are based on significant assumptions such as inflation rate, discount rate and costs to abandon and reclaim. Actual costs and cash outflows can differ from estimates because of changes in laws or regulations, market conditions and changes in technology.